Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Operating Segments
Table 26.1 presents our results by operating segment.
Table 26.1: Operating Segments

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (1)	Consolidated Company
2018
Net interest income (2)	$29,219	18,690	4,441	(2,355)	49,995
Provision (reversal of provision) for credit losses	1,783	(58)	(5)	24	1,744
Noninterest income	17,694	10,016	11,935	(3,232)	36,413
Noninterest expense	30,491	16,157	12,938	(3,460)	56,126
Income (loss) before income tax expense (benefit)	14,639	12,607	3,443	(2,151)	28,538
Income tax expense (benefit)	3,784	1,555	861	(538)	5,662
Net income (loss) before noncontrolling interests	10,855	11,052	2,582	(1,613)	22,876
Less: Net income from noncontrolling interests	461	20	2	—	483
Net income (loss) (3)	$10,394	11,032	2,580	(1,613)	22,393
2017 (4)
Net interest income (2)	$28,658	18,810	4,641	(2,552)	49,557
Provision (reversal of provision) for credit losses	2,555	(19)	(5)	(3)	2,528
Noninterest income	18,360	11,190	12,431	(3,149)	38,832
Noninterest expense	32,615	16,624	12,623	(3,378)	58,484
Income (loss) before income tax expense (benefit)	11,848	13,395	4,454	(2,320)	27,377
Income tax expense (benefit)	634	3,496	1,668	(881)	4,917
Net income (loss) before noncontrolling interests	11,214	9,899	2,786	(1,439)	22,460
Less: Net income (loss) from noncontrolling interests	276	(15)	16	—	277
Net income (loss) (3)	$10,938	9,914	2,770	(1,439)	22,183
2016 (4)
Net interest income (2)	$27,333	18,699	4,249	(2,527)	47,754
Provision (reversal of provision) for credit losses	2,691	1,073	(5)	11	3,770
Noninterest income	19,180	12,348	12,029	(3,044)	40,513
Noninterest expense	27,655	15,901	12,051	(3,230)	52,377
Income (loss) before income tax expense (benefit)	16,167	14,073	4,232	(2,352)	32,120
Income tax expense (benefit)	5,213	4,159	1,596	(893)	10,075
Net income (loss) before noncontrolling interests	10,954	9,914	2,636	(1,459)	22,045
Less: Net income (loss) from noncontrolling interests	136	(28)	(1)	—	107
Net income (loss) (3)	$10,818	9,942	2,637	(1,459)	21,938
2018
Average loans	$463.7	465.7	74.6	(58.8)	945.2
Average assets	1,034.1	830.5	83.9	(59.6)	1,888.9
Average deposits	757.2	423.7	165.0	(70.0)	1,275.9
2017 (4)
Average loans	475.7	465.6	71.9	(57.1)	956.1
Average assets	1,085.5	822.8	82.8	(58.1)	1,933.0
Average deposits	729.6	464.2	189.0	(78.2)	1,304.6

(1)
Includes the elimination of certain items that are included in more than one business segment, most of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets as well as as interest credits for any funding of a segment available to be provided to other segments. The cost of liabilities includes actual interest expense on segment liabilities as well as funding charges for any funding provided from other segments.

(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth and Investment Management segments and Wells Fargo net income for the consolidated company.

(4)	Prior period operating segment results have been revised to reflect a methodology change of allocating funding charges and credits.